Cover Page	6 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	SUMITOMO MITSUI FINANCIAL GROUP, INC.
Entity Central Index Key	0001022837
Current Fiscal Year End Date	--03-31